Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line Items]
Fair value of unsecured senior notes	$ 1,548.0	$ 1,765.0
Credit Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Trade receivables	$ 18.1	$ 11.7